FAIR VALUE MEASUREMENTS (Fair Value Of Rap Cap Derivative) (Details) - Interest Rate Cap [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at January 1,	¥ 92,404,068	¥ 148,187,615	¥ 226,086,556
Additions	2,164,200	1,425,026	5,122,691
Amortization	(18,574,433)	(28,243,063)	(47,292,776)
Cancellation	(3,974,470)	(28,965,510)	(35,728,856)
Balance at December 31,	¥ 72,019,365	¥ 92,404,068	¥ 148,187,615